Leases - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of leases - narrative [line items]
Expense relating to variable lease payments not included in measurement of lease liabilities	$ 4,418	$ 3,129
Interest expense on lease liabilities	$ 1,166	$ 1,306
Minimum
Disclosure of leases - narrative [line items]
Lease term	1 year
Maximum
Disclosure of leases - narrative [line items]
Lease term	6 years